CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income / (loss)	$ 7,539	$ (706)
Currency translation adjustment	3,208	0
Comprehensive income	$ 10,747	$ (706)